Changes In Business And Other Matters (Effects Of Acquisitions In Consolidated Financial Position) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2011 Harold Keene Coal [Member]		Jan. 31, 2011 Harold Keene Coal [Member]	Dec. 31, 2011 Pipeline Equity Interests [Member]	Dec. 31, 2010 Pipeline Equity Interests [Member]	Dec. 31, 2011 Texon [Member]		Dec. 31, 2010 Texon [Member]		Dec. 31, 2011 East-Boston Terminal [Member]	Dec. 31, 2010 Retail Marketing Sites [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	$ 52	$ 23		$ 8			$ 3	$ 8	$ 24		$ 14		$ 17	$ 1
Properties, plants and equipment	312	496		64			178	471	7		1		63	24
Deferred charges and other assets	205	137	[1]	8	[2]				197	[3]	137	[1]
Current liabilities	(15)	10		(4)			(5)	10	(6)
Deferred income taxes	(83)	(186)		(23)			(60)	(186)
Other deferred credits and liabilities	(9)			(1)			(1)						(7)
Sunoco, Inc. shareholders' equity	(6)	(37)					(6)	(37)
Noncontrolling interests	(20)	(149)					(20)	(149)
Investments and long-term receivables	(3)	(26)					(3)	(26)
Business Acquisition Cost Of Acquired Entity Before Contingent Consideration, Total	433			52			86		222				73
Contingent consideration	(14)			(14)		(14)
Cash paid for acquisitions, net of cash received	419	268		38			86	91	222		152		73	25
Allocated to goodwill	20	47		6					14		47
Allocated to intangible assets	$ 183	$ 90							$ 183		$ 90

[1]	Consists of $90 million allocated to patents and customer contracts and $47 million allocated to goodwill.
[2]	Includes $6 million allocated to goodwill.
[3]	Includes $183 million attributable to customer contracts and the associated shipping rights which are being amortized over 10 years and $14 million allocated to goodwill.